Property and Equipment - Additional information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 43,561	$ 39,149	$ 127,325	$ 80,601	$ 116,218	$ 52,671